Financial Instruments Risks - Financial Assets and Liabilities Expected to be Collected or Paid Twelve Months After the Closing Date (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Loans and advances	$ 77,442,142	$ 94,987,898
Debt securities	28,562,761	239,102
Total	106,004,903	95,227,000
Financial liabilities
Other financial liabilities	4,326,274	5,642,383
Bank loans	1,708,917	670,728
Debt securities issued	331,775	185,568
Deposits	20,630	128,793
Total	$ 6,387,596	$ 6,627,472